Deferred Income Taxes - Components of Non Recognized Deferred Tax Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Significant components of deferred tax assets and liabilities [line items]
Tax losses	€ 1,393	€ 1,345
Total	(356)	(428)
Unused tax losses [member]
Significant components of deferred tax assets and liabilities [line items]
Tax losses	(183)	(164)
Long-term assets [member]
Significant components of deferred tax assets and liabilities [line items]
Deductible temporary differences	(116)	(193)
Pensions [member]
Significant components of deferred tax assets and liabilities [line items]
Deductible temporary differences	(20)	(25)
Other temporary differences [member]
Significant components of deferred tax assets and liabilities [line items]
Deductible temporary differences	(37)	(46)
Temporary differences [member]
Significant components of deferred tax assets and liabilities [line items]
Deductible temporary differences	(173)	(264)
Expiring in 2018 to 2021 [member] | Unused tax losses [member]
Significant components of deferred tax assets and liabilities [line items]
Tax losses	(22)	(13)
Expiring in 2022 and after limited [member] | Unused tax losses [member]
Significant components of deferred tax assets and liabilities [line items]
Tax losses	(143)	(132)
Unlimited [member] | Unused tax losses [member]
Significant components of deferred tax assets and liabilities [line items]
Tax losses	€ (18)	€ (19)